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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_] Amendment Number: _________

   This Amendment (Check only one.): [_] is a restatement
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Columbus Hill Capital Management, L.P.

Address:  830 Morris Turnpike
          Short Hills, NJ 07078

Form 13F File Number: 028-12244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     George Kim

Title:    Chief Financial Officer

Phone:    973-921-3420

Signature, Place, and Date of Signing:

     /s/ George Kim              Short Hills, NJ           November 14, 2012
-------------------------   ------------------------   -------------------------
       (Signature)                (City, State)                 (Date)

Report Type ( Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         40

Form 13F Information Table Value Total:    613,747
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name
---   --------------------  --------------------
 1    028-12245             CHC Partners, L.L.C.
 2    028-12247             Kevin D. Eng

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                           FORM 13F INFORMATION TABLE

     COLUMN 1          COLUMN 2     COLUMN 3  COLUMN 4          COLUMN 5               COLUMN 6    COLUMN 7         COLUMN 8
------------------ ---------------- --------- --------- --------------------------- -------------- -------- ------------------------
                                                                                                                VOTING AUTHORITY
                       TITLE OF                 VALUE    SHRS OR    SH/      PUT/     INVESTMENT    OTHER   ------------------------
NAME OF ISSUER          CLASS         CUSIP    (X1000)   PRN AMT    PRN      CALL     DISCRETION   MANAGERS   SOLE    SHARED NONE
------------------ ---------------- --------- --------- --------- -------- -------- -------------- -------- --------- ------ -------
AMERICAN INTL
 GROUP INC         COM NEW          026874784    1,640     50,000 SH                Shared-Defined     1, 2    50,000      0    0
APPLE INC          COM              037833100    5,537      8,300 SH                Shared-Defined     1, 2     8,300      0    0
BANK OF AMERICA
 CORPORATION       COM              060505104    2,781    315,000 SH                Shared-Defined     1, 2   315,000      0    0
CABOT OIL &
 GAS CORP          COM              127097103    2,874     64,000 SH                Shared-Defined     1, 2    64,000      0    0
CITIGROUP INC      COM NEW          172967424   41,424  1,266,000 SH                Shared-Defined     1, 2 1,266,000      0    0
CLOUD PEAK
 ENERGY INC        COM              18911Q102    2,263    125,000 SH                Shared-Defined     1, 2   125,000      0    0
DANA HLDG CORP     COM              235825205   12,074    981,654 SH                Shared-Defined     1, 2   981,654      0    0
DELPHI AUTOMOTIVE
 PLC               SHS              G27823106   31,703  1,022,676 SH                Shared-Defined     1, 2 1,022,676      0    0
E TRADE FINANCIAL
 CORP              COM NEW          269246401    5,280    600,000 SH                Shared-Defined     1, 2   600,000      0    0
SELECT SECTOR
 SPDR TR           SBI INT-ENERGY   81369Y506   22,912    312,000 SH                Shared-Defined     1, 2   312,000      0    0
ENERGY XXI
 (BERMUDA) LTD     USD UNRS SHS     G10082140   52,375  1,498,134 SH                Shared-Defined     1, 2 1,498,134      0    0
EQT CORP           COM              26884L109    8,968    152,000 SH                Shared-Defined     1, 2   152,000      0    0
GENERAL MTRS CO    COM              37045V100   41,543  1,826,044 SH                Shared-Defined     1, 2 1,826,044      0    0
GENERAL MTRS CO    *W EXP 07/10/201 37045V118      702     50,960 SH                Shared-Defined     1, 2    50,960      0    0
GENERAL MTRS CO    *W EXP 07/10/201 37045V126      421     50,960 SH                Shared-Defined     1, 2    50,960      0    0
GOLDMAN SACHS
 GROUP INC         COM              38141G104    2,842     25,000 SH                Shared-Defined     1, 2    25,000      0    0
HALLIBURTON CO     COM              406216101   38,339  1,138,000 SH                Shared-Defined     1, 2 1,138,000      0    0
HCA HOLDINGS INC   COM              40412C101    2,494     75,000 SH                Shared-Defined     1, 2    75,000      0    0
HUNTSMAN CORP      COM              447011107    2,986    200,000 SH                Shared-Defined     1, 2   200,000      0    0
SELECT SECTOR
 SPDR TR           SBI INT-INDS     81369Y704   18,265    500,000 SH                Shared-Defined     1, 2   500,000      0    0
ISHARES TR         MSCI EMERG MKT   464287234   12,191    295,000 SH                Shared-Defined     1, 2   295,000      0    0
ISHARES TR         RUSSELL 2000     464287655   16,688    200,000 SH                Shared-Defined     1, 2   200,000      0    0
JPMORGAN
 CHASE & CO        COM              46625H100   12,954    320,000 SH                Shared-Defined     1, 2   320,000      0    0
KEYCORP NEW        COM              493267108    6,118    700,000 SH                Shared-Defined     1, 2   700,000      0    0
LYONDELLBASELL
 INDUSTRIES N      SHS - A -        N53745100   42,243    817,714 SH                Shared-Defined     1, 2   817,714      0    0
MARATHON PETE CORP COM              56585A102   43,110    789,704 SH                Shared-Defined     1, 2   789,704      0    0
MASCO CORP         COM              574599106   22,650  1,505,000 SH                Shared-Defined     1, 2 1,505,000      0    0
SELECT SECTOR
 SPDR TR           SBI MATERIALS    81369Y100    3,091     84,000 SH                Shared-Defined     1, 2    84,000      0    0
MCMORAN
 EXPLORATION CO    COM              582411104   16,660  1,417,854 SH                Shared-Defined     1, 2 1,417,854      0    0
MGIC INVT CORP WIS COM              552848103    1,530  1,000,000 SH                Shared-Defined     1, 2 1,000,000      0    0
NRG ENERGY INC     COM NEW          629377508    5,433    254,000 SH                Shared-Defined     1, 2   254,000      0    0
MARKET VECTORS
 ETF TR            OIL SVCS ETF     57060U191    1,972     49,000 SH                Shared-Defined     1, 2    49,000      0    0
OWENS ILL INC      COM NEW          690768403    2,814    150,000 SH                Shared-Defined     1, 2   150,000      0    0
ROCKWOOD
 HLDGS INC         COM              774415103    3,763     80,750 SH                Shared-Defined     1, 2    80,750      0    0
SEMGROUP CORP      CL A             81663A105   32,178    873,221 SH                Shared-Defined     1, 2   873,221      0    0
TRONOX LTD         SHS CL A         Q9235V101   21,195    935,745 SH                Shared-Defined     1, 2   935,745      0    0
UNITED RENTALS INC COM              911363109   30,627    936,315 SH                Shared-Defined     1, 2   936,315      0    0
VISTEON CORP       COM NEW          92839U206   20,230    455,014 SH                Shared-Defined     1, 2   455,014      0    0
WPX ENERGY INC     COM              98212B103   20,744  1,250,400 SH                Shared-Defined     1, 2 1,250,400      0    0
ISHARES TR         CALL             464287902      133      2,050 SH                Shared-Defined     1, 2     2,050      0    0
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